Derivative financial instruments - Summary of fair value of derivative financial instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instrument
Derivative financial assets, Held for trading	₺ 1,728,869	₺ 2,571,151
Derivative financial assets, Net interest accrual income/ expense	50,410	103,126
Derivative financial assets	1,779,279	2,674,277
Derivative financial liabilities, Held for trading	(1,532,645)	(656,192)
Derivative financial liabilities, Net interest accrual income/ expense		7,664
Derivative financial liabilities	₺ (1,532,645)	₺ (648,528)